SCHEDULE OF GOVERNMENT SUBSIDY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Government Assistance [Line Items]
Government subsidies amount	$ 3,748	¥ 26,514	$ 19,467	¥ 131,145	$ 80,995	¥ 522,652
Subsidy One [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses
Accounting Treatment	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Government subsidies amount	$ 3,270		$ 18,843		$ 4,243
Subsidy Two [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies related to fixed assets	Subsidies related to fixed assets	Subsidies related to fixed assets	Subsidies related to fixed assets	Subsidies related to fixed assets	Subsidies related to fixed assets
Accounting Treatment	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.
Government subsidies amount	$ 478		$ 624		$ 652
Subsidy Three [Member]
Government Assistance [Line Items]
Type of Subsidies					Loan forgiveness	Loan forgiveness
Accounting Treatment					The Company recognizes government subsidies as government grant income when the principal and interest amounts are officially forgiven after complying with the conditions attaching to the subsidies.	The Company recognizes government subsidies as government grant income when the principal and interest amounts are officially forgiven after complying with the conditions attaching to the subsidies.
Government subsidies amount					$ 60,603
Subsidy Four [Member]
Government Assistance [Line Items]
Type of Subsidies					Investment promotion subsidy	Investment promotion subsidy
Accounting Treatment					The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Government subsidies amount					$ 15,497